Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jun. 30, 2010	Mar. 31, 2013	Jun. 30, 2012	Oct. 13, 2011
Business And Basis Of Presentation [Abstract]
Year of incorporation			2003	2003
Year of commencement of business			2005	2005
Forward stock split, Ratio	2.5	4.0
Common Stock Issue price under initial public offering					$ 15.00
Conversion of preferred stock into common stock Ratio					1